[Letterhead]

The Kelmoore Strategy® Funds

VIA EDGAR

May 4, 2007

Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, DC 20549

Re:	Kelmoore Strategic Trust (the “Registrant”) File No. 333-69365 and No. 811-9165

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as confirmation that the Prospectuses and Statement of Additional Information for the Registrant do not differ from those contained in Post-Effective Amendment No. 16 under the Securities Act of 1933 and Post- Effective Amendment No. 18 under the Investment Company Act of 1940. These amendments were filed pursuant to Rule 485 (b) and transmitted electronically on April 30, 2007. Please note that the Kelmoore Strategy® Capitol Fund has not commenced the offering of shares.

Please contact the undersigned at (650) 354-3811 with any questions you may have.

Sincerely,

/s/ Catherine S. Wooledge
By: Catherine S. Wooledge Chief Compliance Officer and Chief Legal Officer of Kelmoore Strategic Trust

cc:	S. Young (Kelmoore) D. Dick (Counsel) M. Ramos (PFPC)